Common Stock and Convertible Preferred Stock Warrants (Details) - BOLT THREADS, INC. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023
Common Stock and Convertible Preferred Stock Warrants [Line Items]
Issued warrants (in Shares)		4,534,468
Warrant price per share (in Dollars per share)		$ 0.001
Qualified offering, percentage	90.00%
No qualified offering, percentage	10.00%